Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

25 Commitments

Future payments for non-cancellable leases

The Group has various lease contracts in relation to the expansion of the Rostock headquarters. The future lease payments and utilities for these non-cancellable lease contracts are EUR nil within one year, EUR 1,272k within five years and EUR 318k thereafter (2021: EUR 107k and 2020: EUR 283k within one year; 2021: EUR 2,370k and 2020: EUR 1,686k within five years; 2021: EUR 4,219k and 2020: EUR 4,855k thereafter).

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 59k within one year (2021: EUR 44k; 2020: EUR 33k) and EUR 25k within five years (2021: EUR 49k; 2020: EUR 9k).

Future payment obligations

During 2022, the Group concluded agreements with suppliers, for goods and services to be provided in 2022 with a total payment obligation of EUR 6,670k (2021: EUR 6,620k; 2020: EUR 4,669k).